SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2019
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

20.   SHAREHOLDERS' EQUITY

Upon the completion of the Company’s IPO on September 20, 2017, all the outstanding Series A, Series B, Series C, Series D, Series E, Series F, Series G-1 and Series G-2 preferred shares preferred (collectively the “Preferred Shares”) issued by the Company prior to the IPO were automatically converted into 264,034,399 ordinary shares and all outstanding ordinary shares, were re-designated into 182,168,452 Class A ordinary shares, 94,075,249 Class B ordinary shares and 47,790,698 Class C ordinary shares, respectively. The participating rights (liquidation and dividend rights) of the Class A, Class B and Class C ordinary shares are identical, except with respect to voting and conversion rights. Holders of Class A, Class B and Class C ordinary shares shall vote together as one class on all resolutions submitted to a vote by the shareholders (except with respect to the modification of the rights of any class of ordinary shares). Each share of Class A, Class B and Class C ordinary shares entitle the holder thereof to one vote per share, fifteen votes per share and thirty votes per share on all matters subject to vote at the Company’s general meetings, respectively, and each share of Class B and Class C ordinary share is convertible into one Class A ordinary share at any time at the option of the holder thereof. Each holder of Class B ordinary shares or Class C ordinary shares can exercise their conversion right by delivering a written notice to the Company that specifies the number of Class B or Class C ordinary shares they elect to convert into Class A ordinary shares. In no event shall Class A ordinary shares be convertible into Class B or Class C ordinary shares, Class B ordinary shares be convertible into Class C ordinary shares, nor shall Class C ordinary shares be convertible into Class B ordinary shares.

On September 20, 2017, the Company completed its IPO on the New York Stock Exchange. The Company offered 45,000,000 ADSs representing 45,000,000 Class A ordinary shares at US$10.00 per ADS. Additionally, the underwriters exercised their options to purchase an additional 4,750,000 and 2,000,000 ADSs at US$10.00 per ADS, representing 4,750,000 and 2,000,000 Class A ordinary shares, from the Company and selling shareholders, respectively. Net proceeds from the IPO including the over-allotment option after deducting underwriting discounts were RMB3,151,007. Deferred IPO costs of RMB30,646 were recorded as a reduction of the proceeds from the IPO in shareholders’ equity.

Upon completion of the IPO, all outstanding 264,034,399 Preferred Shares were converted on a one-for-one basis into 169,959,150 Class A ordinary shares and 94,075,249 Class B ordinary shares, respectively, and the related aggregate carrying value of RMB15,842,210 was reclassified from mezzanine equity to shareholders’ equity. Upon completion of the IPO, all 60,000,000 outstanding ordinary shares were converted on a one-for-one basis into 12,209,302 Class A ordinary shares and 47,790,698 Class C ordinary shares, respectively.

For the years ended December 31, 2017, 2018 and 2019, 730,000, 12,903,413 and 2,056,804 Class A ordinary shares were issued pursuant to exercise of share options and vesting of Restricted Shares, respectively.

20.   SHAREHOLDERS' EQUITY (CONTINUED)

On February 1, 2018 and September 5, 2018, the Company issued and transferred 16,000,000 and 2,000,000 Class A ordinary shares respectively to Citi, its depositary bank to be issued to employees and non-employees upon the exercise of vested share options and vesting of Restricted Shares under the 2008 Stock Incentive Plan and 2017 Stock Incentive Plan. As of December 31, 2019, 14,960,217 ordinary shares out of these 18,000,000 ordinary shares had been issued to employees and non-employees. Therefore, as of December 31, 2019, 3,039,783 Class A ordinary shares remain available for future issuance.

As of December 31, 2018, the Company had ordinary shares outstanding comprising of 250,648,452 Class A ordinary shares, 94,075,249 Class B ordinary shares and 47,790,698 of Class C ordinary shares, respectively. As of December 31, 2019, the Company had ordinary shares outstanding comprising of 250,648,452 Class A ordinary shares, 94,075,249 Class B ordinary shares and 47,790,698 Class C ordinary shares, respectively. No Class B or Class C ordinary shares were converted into Class A ordinary shares for the years ended December 31, 2017, 2018 and 2019, respectively.

In November 2019, the Board of Directors of the Company authorized a share repurchase program (“2019 Share Repurchase Program”), pursuant to which the Company is authorized to repurchase its own issued and outstanding ADSs up to an aggregate value of US$100 million from the open market over a period of 18 months in accordance with applicable securities laws from time to time. As of December 31, 2019, the Company had not repurchased any ADSs under the 2019 Share Repurchase Program.